Risks and concentration	12 Months Ended
Dec. 31, 2025
Risks and Uncertainties [Abstract]
Risks and concentration	Risks and concentration
Concentration of credit risk
Financial instruments that potentially expose the Group to concentrations of credit risk consist principally of cash, restricted cash, short-term investments, accounts receivables, notes receivable, amounts due from related parties and other receivables included in prepayments and other current assets.
The Group’s policy requires cash, restricted cash and short-term investments to be placed with high quality financial institutions. The Group regularly evaluates the credit standing of the counterparties or financial institutions.
The Group conducts credit evaluations on its customers prior to delivery of goods or services. The assessment of customer creditworthiness is primarily based on historical collection records, research of publicly available information and customer on site visits by senior management. Based on this analysis, the Group determines what credit terms, if any, to offer to each customer individually. If the assessment indicates a likelihood of collection risk, the Group will not deliver the services or sell the products to the customer or require the customer to pay cash to secure payment or to make significant down payments.
Concentration of customers and suppliers
The Group currently has a concentrated customer base with a limited number of key customers, particularly Geely Group and its subsidiaries. Geely Group and its subsidiaries represents 83.3% and 69.7% of the Group’s accounts receivable - related parties, net, as of December 31, 2024 and 2025, respectively. During the years ended December 31, 2023, 2024 and 2025, Geely Group and its subsidiaries contributed 78.5%, 81.8% and 68.1% of the Group’s total related parties and third parties’ revenues, respectively, which excluded the sales of SoC core modules or software licenses by the Group to its third-party customers that were integrated into infotainment and cockpit products and sold by such third-party customers to Geely Group and its subsidiaries.
The following table summarizes customers with greater than 10.0% of the accounts receivable - third parties, net:

	As of December 31,
	2024	2025
Customer A, a third party	25.7%	23.3%
Customer B, a third party	54.1%	38.3%
Customer C, a third party	Less than 10.0%	18.4%
The following table summarizes suppliers with greater than 10.0% of the total related parties and third parties’ accounts payable:

	As of December 31,
	2024	2025
Supplier A, a third party	14.6%	10.9%
Supplier B, a third party	28.2%	Less than 10.0%
Supplier D, a third party	13.1%	21.9%
Suppliers accounting for more than 10.0% of total related parties and third parties’ purchases are as follows:

	Year Ended December 31,
	2023	2024	2025
Supplier A, a third party	20.2%	17.3%	10.5%
Supplier B, a third party	15.4%	21.8%	Less than 10.0%
Supplier C, a third party	12.1%	Less than 10.0%	Less than 10.0%
Supplier D, a third party	Less than 10.0%	12.2%	28.9%